UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23654

NYLI CBRE GLOBAL INFRASTRUCTURE

MEGATRENDS TERM FUND

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

30 Hudson Street

Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 576-7000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

FORM N-CSR

Item 1.	Reports to Stockholders.

NYLI CBRE Global Infrastructure Megatrends Term Fund

Semiannual Report
Unaudited | November 30, 2025 | NYSE Symbol MEGI
Sign up for e-delivery of your shareholder reports. For full details on e-delivery, including who can participate and what you can receive via e-delivery, please log in to www.computershare.com/investor.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

The Fund has adopted a managed distribution policy (the “Distribution Policy”), pursuant to a Securities and Exchange Commission exemptive order, with the goal of providing shareholders with a consistent, although not guaranteed, monthly distribution. In accordance with the Distribution Policy, the Fund currently expects to make monthly distributions to Common shareholders at a distribution rate per share of $0.1250. You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund's Distribution Policy. The Distribution Policy provides that the Board of Trustees of the Fund may amend or terminate the Distribution Policy at any time without prior notice to Fund shareholders. The Fund does not believe there are any reasonably foreseeable circumstances that would cause the termination of the Distribution Policy. The amendment or termination of the Distribution Policy could have an adverse effect on the market price of the Fund’s shares.

Certain material in this report may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results or events related to the Fund, market or regulatory developments. The views expressed herein are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed herein are subject to change at any time based upon economic, market, or other conditions and the Fund undertakes no obligation to update the views expressed herein.

Fund Performance and Statistics (Unaudited)
Performance data quoted represents past performance of Common shares of the Fund. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. For performance information current to the most recent month-end, please visit newyorklifeinvestments.com/megi.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the sale of Fund shares.
Average Annual Total Returns for the Period Ended November 30, 2025*
	Six Months[1]	One Year	Since Inception 10/27/21
Net Asset Value (“NAV”)[2]	8.58%	14.56%	2.79%
Market Price[2]	8.09	17.26	1.81
FTSE Global Core Infrastructure 50/50 Index (Net)[3]	7.41	9.56	6.22

*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
1.	Not annualized.
2.	Total returns assume dividends and capital gains distributions are reinvested.
3.	The FTSE Global Core Infrastructure 50/50 Index (Net) is the Fund’s primary broad-based securities market index for comparison purposes. The FTSE Global Core Infrastructure 50/50 Index (Net) gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors.
4	NYLI CBRE Global Infrastructure Megatrends Term Fund

Fund Statistics as of November 30, 2025 (Unaudited)
NYSE Symbol	MEGI	Premium/Discount [1]	(8.25)%
CUSIP	56064Q107	Total Net Assets (millions)	$819.5
Inception Date	10/27/2021	Total Managed Assets (millions)[2]	$1,073.9
Market Price	$14.45	Leverage [3]	23.49%
NAV	$15.75

1.	Premium/Discount is the percentage (%) difference between the market price and the NAV. When the market price exceeds the NAV, the Fund is trading at a premium. When the market price is less than the NAV, the Fund is trading at a discount.
2.	"Managed Assets" is defined as the Fund's total assets, including assets attributable to any form of leverage minus liabilities (other than debt representing leverage and the aggregate liquidation preference of any preferred shares that may be outstanding).
3.	Leverage is based on the use of funds borrowed from banks or other financial institutions, expressed as a percentage of Managed Assets.

Portfolio Composition as of November 30, 2025† (Unaudited)
United States	53.4%
Canada	8.0
Spain	7.4
United Kingdom	5.0
China	4.4
France	3.5
Australia	3.3
Singapore	3.0
Japan	2.7
Germany	2.6%
Mexico	2.4
Guernsey	1.6
Italy	0.9
New Zealand	0.9
Ireland	0.8
Other Assets, Less Liabilities	0.1
100.0%
†	As a percentage of Managed Assets.
See Portfolio of Investments beginning on page 6 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of November 30, 2025 (excluding short-term investments) (Unaudited)
1.	Union Pacific Corp.
2.	Atlas Arteria Ltd.
3.	Guangdong Investment Ltd.
4.	Xcel Energy, Inc.
5.	Crown Castle, Inc.
6.	AES Corp. (The)
7.	Vinci SA
8.	Aena SME SA
9.	Enagas SA
10.	Targa Resources Corp.

Portfolio of Investments November 30, 2025†^(Unaudited)
	Shares	Value
Closed-End Funds 4.1%
Guernsey 2.1% (1.6% of Managed Assets)
Bluefield Solar Income Fund Ltd. (Decarbonization)	3,685,487	$ 3,446,287
Renewables Infrastructure Group Ltd. (The) (Decarbonization)	13,945,304	13,705,152
		17,151,439
United Kingdom 2.0% (1.6% of Managed Assets)
Foresight Solar Fund Ltd. (Decarbonization)	4,888,000	4,272,943
Greencoat UK Wind plc (Decarbonization)	5,675,000	7,490,230
HICL Infrastructure plc (Asset Modernization)	3,340,514	5,008,546
		16,771,719
Total Closed-End Funds (Cost $53,254,796)		33,923,158
Common Stocks 121.2%
Australia 4.4% (3.3% of Managed Assets)
Atlas Arteria Ltd. (Asset Modernization)	10,951,267	35,721,937
Canada 8.1% (6.2% of Managed Assets)
Brookfield Infrastructure Partners LP (Asset Modernization)	700,500	25,281,045
Canadian Pacific Kansas City Ltd. (Asset Modernization)	303,300	21,975,492
Pembina Pipeline Corp. (Asset Modernization)	487,000	18,881,860
		66,138,397
China 5.8% (4.4% of Managed Assets)
Beijing Enterprises Water Group Ltd. (Asset Modernization)	37,000,000	12,023,171
Guangdong Investment Ltd. (Asset Modernization)	36,800,780	35,355,369
		47,378,540
France 4.4% (3.4% of Managed Assets)
Eutelsat Communications SACA (Digital Transformation) (a)	1,272,329	3,217,465
Vinci SA (Asset Modernization)	232,675	32,995,642
		36,213,107
Germany 3.4% (2.6% of Managed Assets)
E.ON SE (Decarbonization)	1,559,000	27,759,554
	Shares	Value

Ireland 1.0% (0.8% of Managed Assets)
Greencoat Renewables plc (Decarbonization)	9,975,000	$ 8,331,120
Italy 1.2% (0.9% of Managed Assets)
Infrastrutture Wireless Italiane SpA (Digital Transformation)	1,097,000	10,033,820
Japan 3.5% (2.7% of Managed Assets)
Kansai Electric Power Co., Inc. (The) (Decarbonization)	671,400	11,476,666
West Japan Railway Co. (Asset Modernization)	863,200	17,182,180
		28,658,846
Mexico 3.2% (2.4% of Managed Assets)
Grupo Aeroportuario del Pacifico SAB de CV Class B (Asset Modernization)	870,600	21,227,267
Grupo Aeroportuario del Sureste SAB de CV Class B (Asset Modernization)	168,000	5,081,396
		26,308,663
New Zealand 1.1% (0.9% of Managed Assets)
Auckland International Airport Ltd. (Asset Modernization)	2,023,313	9,287,816
Singapore 3.9% (3.0% of Managed Assets)
Mapletree Industrial Trust (Digital Transformation)	5,162,000	8,205,981
NetLink NBN Trust (Digital Transformation)	32,000,000	23,829,918
		32,035,899
Spain 9.7% (7.4% of Managed Assets)
Aena SME SA (Asset Modernization)	1,181,000	32,139,262
Cellnex Telecom SA (Digital Transformation)	503,716	15,110,271
Enagas SA (Asset Modernization)	1,929,952	31,890,913
		79,140,446
United Kingdom 4.4% (3.4% of Managed Assets)
Pennon Group plc (Asset Modernization)	3,799,737	27,755,625
SSE plc (Decarbonization)	294,000	8,559,078
		36,314,703
United States 67.1% (51.2% of Managed Assets)
AES Corp. (The) (Decarbonization)	2,360,437	33,187,731

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI CBRE Global Infrastructure Megatrends Term Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
American Tower Corp. (Digital Transformation)	78,000	$ 14,139,060
California Water Service Group (Asset Modernization)	193,000	8,756,410
Cheniere Energy, Inc. (Asset Modernization)	147,000	30,643,620
Chesapeake Utilities Corp. (Asset Modernization)	38,200	5,312,092
Clearway Energy, Inc. Class C (Decarbonization)	600,000	21,972,000
CMS Energy Corp. (Decarbonization)	193,000	14,559,920
Consolidated Edison, Inc. (Decarbonization)	124,100	12,454,676
Constellation Energy Corp. (Decarbonization)	48,300	17,598,588
Crown Castle, Inc. (Digital Transformation)	376,589	34,375,044
CSX Corp. (Asset Modernization)	321,400	11,364,704
Dominion Energy, Inc. (Decarbonization)	369,494	23,193,138
Entergy Corp. (Decarbonization)	223,244	21,770,755
Equinix, Inc. (Digital Transformation)	29,240	22,026,784
Essential Utilities, Inc. (Asset Modernization)	557,000	22,051,630
NextEra Energy, Inc. (Decarbonization)	303,540	26,192,467
OGE Energy Corp. (Decarbonization)	476,500	21,814,170
ONEOK, Inc. (Asset Modernization)	292,800	21,321,696
PG&E Corp. (Decarbonization)	1,879,200	30,292,704
PPL Corp. (Decarbonization)	384,000	14,169,600
Public Service Enterprise Group, Inc. (Decarbonization)	301,000	25,139,520
Targa Resources Corp. (Asset Modernization)	179,543	31,475,683
Union Pacific Corp. (Asset Modernization)	178,500	41,381,655
Uniti Group, Inc. (Digital Transformation)	380,042	2,420,868
Xcel Energy, Inc. (Decarbonization)	425,600	34,946,016
XPLR Infrastructure LP (Decarbonization) (a)	794,852	7,574,940
		550,135,471
Total Common Stocks (Cost $1,132,448,660)		993,458,319

	Principal Amount	Value

Corporate Bond 1.4%
United States 1.4% (1.0% of Managed Assets)
Vistra Corp. (Decarbonization)
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (b)(c)	$ 11,000,000	$ 11,241,593
Total Corporate Bond (Cost $11,121,225)		11,241,593

	Shares

Preferred Stocks 3.9%
Canada 2.4% (1.8% of Managed Assets)
Brookfield BRP Holdings Canada, Inc. (Decarbonization)
4.875% (c)	771,119	12,430,438
Enbridge, Inc. (Asset Modernization) (c)
5.412%	221,400	3,326,190
6.112%	244,400	3,935,870
		19,692,498
United States 1.5% (1.1% of Managed Assets)
Digital Realty Trust, Inc. (Digital Transformation) (c)
5.20%	238,488	5,039,251
5.25%	206,791	4,534,927
DTE Energy Co. (Decarbonization)
5.25%	66,307	1,412,339
Sempra (Decarbonization)
5.75%	37,043	813,464
		11,799,981
Total Preferred Stocks (Cost $36,691,705)		31,492,479

	Number of Rights

Rights 0.1%
France 0.1% (0.1% of Managed Assets)
Eutelsat Communications SACA (Digital Transformation) Expires 12/9/25 (a)	1,272,329	856,023
Total Rights (Cost $3,696,885)		856,023

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments November 30, 2025†^(Unaudited) (continued)
	Shares	Value

Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
United States 0.2% (0.1% of Managed Assets)
NYLI U.S. Government Liquidity Fund, 3.771% (d)	1,535,807	$ 1,535,807
Total Short-Term Investment (Cost $1,535,807)		1,535,807
Total Investments (Cost $1,238,749,078)	130.9%	1,072,507,379
Line of Credit Borrowing	(30.8)	(252,300,000)
Other Assets, Less Liabilities	(0.1)	(681,958)
Net Assets	100.0%	$ 819,525,421

†	Percentages indicated are based on Fund net assets applicable to Common shares.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Floating rate—Rate shown was the rate in effect as of November 30, 2025.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Current yield as of November 30, 2025.
"Managed Assets" is defined as the Fund’s total assets, including assets attributable to any form of leverage minus liabilities (other than debt representing leverage and the aggregate liquidation preference of any preferred shares that may be outstanding), which was $1,073,854,633 as of November 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 34,772	$ (33,236)	$ —	$ —	$ 1,536	$ 8	$ —	1,536

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI CBRE Global Infrastructure Megatrends Term Fund

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Closed-End Funds	$ 33,923,158	$ —	$ —	$ 33,923,158
Common Stocks	993,458,319	—	—	993,458,319
Corporate Bond	—	11,241,593	—	11,241,593
Preferred Stocks	31,492,479	—	—	31,492,479
Rights	856,023	—	—	856,023
Short-Term Investment
Affiliated Investment Company	1,535,807	—	—	1,535,807
Total Investments in Securities	$ 1,061,265,786	$ 11,241,593	$ —	$ 1,072,507,379

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The table below sets forth the diversification of the Fund’s investments by megatrend themes.
Megatrend Themes (Unaudited)
	Value	Percent †
Asset Modernization	$ 511,377,071	62.4%
Decarbonization	415,805,089	50.7
Digital Transformation	143,789,412	17.6
	1,070,971,572	130.7
Short-Term Investment	1,535,807	0.2
Line of Credit Borrowing	(252,300,000)	(30.8)
Other Assets, Less Liabilities	(681,958)	(0.1)
Net Assets	$ 819,525,421	100.0%

† Percentages indicated are based on Fund net assets applicable to Common shares.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of November 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,237,213,271)	$1,070,971,572
Investment in affiliated investment companies, at value (identified cost $1,535,807)	1,535,807
Cash denominated in foreign currencies (identified cost $88)	88
Receivables:
Dividends and interest	2,333,181
Other assets	9,117
Total assets	1,074,849,765
Liabilities
Due to custodian	2,375
Payable for Line of Credit	252,300,000
Payables:
Manager (See Note 3)	867,030
Professional fees	53,830
Transfer agent	16,206
Custodian	12,776
Shareholder communication	10,443
Trustees	361
Accrued expenses	32,111
Interest expense and fees payable	2,029,212
Total liabilities	255,324,344
Net assets applicable to Common shares	$ 819,525,421
Common shares outstanding	52,047,534
Net asset value per Common share (Net assets applicable to Common shares divided by Common shares outstanding)	$ 15.75
Net Assets Applicable to Common Shares Consist of
Common shares, $0.001 par value per share, unlimited number of shares authorized	$ 52,048
Additional paid-in-capital	994,494,190
994,546,238
Total distributable earnings (loss)	(175,020,817)
Net assets applicable to Common shares	$ 819,525,421
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI CBRE Global Infrastructure Megatrends Term Fund

Statement of Operations for the six months ended November 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $121,804)	$24,856,048
Interest	374,201
Dividends-affiliated	8,078
Total income	25,238,327
Expenses
Manager (See Note 3)	5,302,255
Interest expense and fees	6,405,984
Professional fees	386,681
Shareholder communication	285,656
Custodian	40,254
Transfer agent	17,984
Trustees	10,519
Miscellaneous	70,369
Total expenses	12,519,702
Net investment income (loss)	12,718,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	24,075,899
Foreign currency transactions	(109,504)
Net realized gain (loss)	23,966,395
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	29,754,908
Translation of other assets and liabilities in foreign currencies	(16,437)
Net change in unrealized appreciation (depreciation)	29,738,471
Net realized and unrealized gain (loss)	53,704,866
Net increase (decrease) in net assets to Common shares resulting from operations	$66,423,491
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the six months ended November 30, 2025 (Unaudited) and the year ended May 31, 2025
	Six months ended November 30, 2025	Year ended May 31, 2025
Increase (Decrease) in Net Assets Applicable to Common Shares
Operations:
Net investment income (loss)	$ 12,718,625	$ 21,849,860
Net realized gain (loss)	23,966,395	27,456,978
Net change in unrealized appreciation (depreciation)	29,738,471	42,021,399
Net increase (decrease) in net assets applicable to Common shares resulting from operations	66,423,491	91,328,237
Distributions to Common shareholders	(39,035,650)	(51,925,138)
Distributions to Common shareholders from return of capital	—	(26,146,163)
Total distributions to Common shareholders	(39,035,650)	(78,071,301)
Net increase (decrease) in net assets applicable to Common shares	27,387,841	13,256,936
Net Assets Applicable to Common Shares
Beginning of period	792,137,580	778,880,644
End of period	$819,525,421	$792,137,580
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI CBRE Global Infrastructure Megatrends Term Fund

Statement of Cash Flows
for the six months ended November 30, 2025 (Unaudited)
Cash Flows From (Used in) Operating Activities:
Net increase (decrease) in net assets applicable to Common shares resulting from operations	$ 66,423,491
Adjustments to reconcile net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Investments purchased	(464,984,234)
Investments sold	491,495,067
Purchase of affiliated investments, net	(1,535,807)
Amortization (accretion) of discount and premium, net	66,619
Decrease in investment securities sold receivable	2,451,387
Decrease in dividends and interest receivable	2,876,941
Decrease in other assets	26,513
Decrease in investment securities purchased payable	(2,485)
Decrease in professional fees payable	(34,175)
Decrease in custodian payable	(7,735)
Increase in shareholder communication payable	9,139
Increase in due to trustees	361
Decrease in due to manager	(13,490)
Decrease in due to transfer agent	(467)
Increase in accrued expenses	19,509
Decrease in interest expense and fees payable	(189,620)
Net realized gain from investments	(24,075,899)
Net Change in unrealized appreciation (depreciation) on unaffiliated investments	(29,754,908)
Net cash provided by (used in) operating activities	42,770,207
Cash Flows From (Used in) Financing Activities:
Decrease in foreign currency due to custodian	(16,851)
Increase in due to custodian	2,375
Proceeds from line of credit	199,000,000
Payments on line of credit	(203,000,000)
Cash distributions paid, net of change in Common share dividend payable	(39,035,650)
Net cash used in financing activities	(43,050,126)
Net decrease in cash	(279,919)
Cash at beginning of period	280,007
Cash at end of period	$ 88

Supplemental disclosure of cash flow information:
The following tables provide a reconciliation of cash reported within the Statement of Assets and Liabilities that sums to the total of the amounts shown on the Statement of Cash Flows:
Cash at beginning of period
Cash	$280,007
Total cash shown in the Statement of Cash Flows	$280,007
Cash at end of period
Cash denominated in foreign currencies	$ 88
Total cash shown in the Statement of Cash Flows	$ 88
Cash Payments recognized as interest expense and fees for the six months ended November 30, 2025, were $6,595,604.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended November 30,	Year Ended May 31,			October 27, 2021^ through May 31,
	2025 *	2025	2024	2023	2022
Net asset value at beginning of period applicable to Common shares	$ 15.22	$ 14.96	$ 16.09	$ 20.70	$ 20.00
Net investment income (loss) (a)	0.24	0.42	0.65	0.78	0.58
Net realized and unrealized gain (loss)	1.04	1.34	(0.31)	(4.09)	0.66
Total from investment operations	1.28	1.76	0.34	(3.31)	1.24
Less distributions:
From net investment income	(0.75)	(1.00)	(1.09)	(1.30)	(0.54)
Return of capital	—	(0.50)	(0.38)	—	—
Total dividends and distributions to Common shareholders	(0.75)	(1.50)	(1.47)	(1.30)	(0.54)
Dilution effect on net asset value from overallotment issuance	—	—	—	—	0.00‡
Net asset value at end of period applicable to Common shares	$ 15.75	$ 15.22	$ 14.96	$ 16.09	$ 20.70
Market price at end of period applicable to Common shares	$ 14.45	$ 14.08	$ 13.02	$ 13.66	$ 18.65
Total investment return on market price (b)	8.09%	20.93%	7.00%	(19.84)%	(4.02)%
Total investment return on net asset value (b)	8.58%	12.54%	2.74%	(16.09)%	6.28%
Ratios (to average net assets of Common shareholders)/ Supplemental Data:
Net investment income (loss)	3.14%††	2.84%	4.41%	4.51%	4.78%††
Net expenses (including interest expense and fees) (c)	3.09%††	3.43%	3.73%	3.07%(d)	1.92%†† (d)(e)
Interest expense and fees (f)	1.58%††	1.87%	2.27%	1.62%	0.36%††
Portfolio Turnover Rate	44%	81%	25%	26%	12%
Net assets applicable to Common shareholders at end of period (in 000’s)	$ 819,525	$ 792,138	$ 778,881	$ 837,386	$ 1,077,251

*	Unaudited.
^	Commencement of Operations.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return on market price is calculated assuming a purchase of a Common share at the market price on the first day and a sale on the last day business day of each month. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return on net asset value reflects the changes in net asset value during each period and assumes the reinvestment of dividends and distributions at net asset value on the last business day of each month. This percentage may be different from the total investment return on market price, due to differences between the market price and the net asset value. For periods less than one year, total investment return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of Excise tax expense of 0.02% and 0.06% for year ended May 31, 2023 and the period from October 27, 2021 (commencement of operations) through May 31, 2022.
(e)	The expense ratio is higher than the Fund anticipates for a typical fiscal year due to the short fiscal period and the annualization of all expenses, some of which are fixed or non-recurring.
(f)	Interest expense and fees relate to the Line of Credit borrowing (See Note 6).
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI CBRE Global Infrastructure Megatrends Term Fund

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
NYLI CBRE Global Infrastructure Megatrends Term Fund (the “Fund”) was organized as a Delaware statutory trust on March 30, 2021, and is governed by an agreement and declaration of trust (“Declaration of Trust’’). The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a “non-diversified”, closed-end management investment company, as those terms are defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. The Fund first offered Common shares through an initial public offering on October 27, 2021.
Prior to commencement of operations on October 27, 2021, the Fund had no operations other than those relating to organizational matters and the sale of 5,000 Common shares on September 17, 2021, to New York Life Investment Management Holdings LLC, the parent company of New York Life Investment Management LLC, for $100,000. Investment operations for the Fund commenced on October 27, 2021.
Pursuant to the terms of the Declaration of Trust, the Fund will commence the process of liquidation and dissolution at the close of business on December 15, 2033 (the “Termination Date”) unless otherwise extended by a majority of the Board of Trustees of the Fund (the “Board”) (as discussed in further detail below). Upon liquidation and termination of the Fund, shareholders will receive an amount equal to the Fund’s net asset value (“NAV”) at that time, which may be greater or less than the price at which Common shares were issued. The Fund’s investment objectives and policies are not designed to return to investors who purchased Common shares in the initial offering of such shares their initial investment on the Termination Date and such initial investors may receive more or less than their original investment upon termination.
Prior to the commencement of the twelve-month period preceding the Termination Date, a majority of the Board may, without shareholder approval unless such approval is required by the 1940 Act, extend the Termination Date (i) once for up to one year and (ii) once for up to an additional six months (the “Extended Termination Date”), upon a determination that winding up the affairs of and liquidating the Fund would not, given prevailing market conditions, be in the best interests of the Fund’s shareholders. Additionally, if the Fund completes an Eligible Tender Offer (as defined below), a majority of the Board may, without shareholder approval unless such approval is required by the 1940 Act, eliminate the Termination Date and cause the Fund to have a perpetual existence as a closed-end fund. An “Eligible Tender Offer” is defined as a tender offer by the Fund to purchase 100% of the then outstanding Common shares of the Fund at a price equal to the NAV per Common share on the expiration date of the tender offer, which shall be as of a date within twelve months preceding the Termination Date.
If the payment for properly tendered Common shares would result in the Fund’s net assets totaling less than $200 million (the “Termination Threshold”), the Eligible Tender Offer shall be canceled, no Common shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund would dissolve as set forth above. If an Eligible Tender Offer is conducted and the payment for properly tendered Common shares would result in the Fund’s net assets totaling greater than or equal to the Termination Threshold, all Common shares properly tendered and not withdrawn will be purchased by the Fund pursuant to the terms of the Eligible Tender Offer. The Fund may conduct an Eligible Tender Offer upon the affirmative vote of a majority of the Board - or by an instrument signed by a majority of the Board - without a vote of the shareholders.
The Fund's investment objective is to seek a high level of total return with an emphasis on current income.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.

Notes to Financial Statements (Unaudited) (continued)
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of November 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended November 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities, including certain closed-end funds, held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAV is calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have

16	NYLI CBRE Global Infrastructure Megatrends Term Fund

affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Certain convertible preferred stocks may be valued utilizing evaluated prices based on market inputs obtained from the pricing vendor and are generally categorized as Level 2 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Closed-end fund NAVs are valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not

Notes to Financial Statements (Unaudited) (continued)
expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Common Shareholders. Dividends and distributions are recorded on the ex-dividend date. Subject to its managed distribution policy, the Fund intends to distribute monthly all or a portion of its net investment income, if any, including current net realized capital gains, to Common shareholders. The Fund’s monthly distributions may include return of capital, which represents a return of a shareholder’s original investment in the Fund. Dividends and distributions are determined in accordance with federal income tax regulations and may differ from determinations using GAAP. Unless a Common shareholder elects otherwise, all dividends and distributions are reinvested pursuant to the Fund's dividend reinvestment plan. For information on the Fund’s dividend reinvestment plan (unaudited), please see page 22.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased by the Fund, other than temporary cash investments that mature in 60 days or less at the time of purchase, are accreted and amortized, respectively, using the effective interest rate method.
(F)  Expenses.   The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations. Certain expenses of the Fund are allocated in proportion to other funds within the New York Life Investments Group of Funds.
Additionally, the Fund may invest in other funds, which are subject to management fees and other fees that may cause the costs of investing in other funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of other funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or

18	NYLI CBRE Global Infrastructure Megatrends Term Fund

losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(K) Statement of Cash Flows. The cash amount shown in the Fund’s Statement of Cash Flows is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and restricted cash, if any, as of November 30, 2025.
(L) Foreign Securities Risk.  The Fund invests in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(M) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities are typically subordinate to an issuer's other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(N) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to a Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. CBRE Investment Management Listed Real Assets LLC ("CBRE" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and CBRE, New York Life Investments pays for the services of the Subadvisor.
Under the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 1.00% of the “Managed Assets”. "Managed Assets" is defined as the Fund's total assets, including assets attributable to any form of leverage minus liabilities (other than debt representing leverage and the aggregate liquidation preference of any preferred shares that may be outstanding).
During the six-month period ended November 30, 2025, New York Life Investments earned fees from the Fund in the amount of $5,302,255 and paid the Subadvisor in the amount of $2,651,128.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with

Notes to Financial Statements (Unaudited) (continued)
New York Life Investments. These services include calculating the daily NAV of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAV, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Transfer, Dividend Disbursing and Shareholder Servicing Agent. Computershare Trust Company, N.A. (“Computershare”), P.O. Box 43078, Providence, RI 02940-3078, is the Fund’s transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between the Fund and Computershare.
Note 4-Federal Income Tax
As of November 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,245,181,920	$17,253,258	$(189,927,799)	$(172,674,541)
During the year ended May 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$51,925,138
Return of Capital	26,146,163
Total	$78,071,301
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund maintains a line of credit under a credit agreement with The Bank of New York Mellon ("BNY Mellon") dated November 4, 2021 (the "Credit Agreement") in order to achieve its investment objective. Effective
March 11, 2024, the aggregate commitment amount was reduced to $400,000,000 under the Credit Agreement with all terms remaining the same. Under the Credit Agreement, the Fund is subject to (i) a financing charge of the Overnight Bank Funding Rate plus 0.75% on drawn assets and (ii) a commitment fee at an annual rate of 0.25% of undrawn portions of the credit facility to the extent the credit facility utilization rate is less than 80%. The Credit Agreement expires on December 15, 2031, unless otherwise terminated at an earlier date. During the six-month period ended November 30, 2025, the Fund utilized the line of credit for 183 days, maintained an average daily balance of $246,966,667 at a weighted average interest rate of 5.02% and incurred interest expense in the amount of $6,210,517. As of November 30, 2025, borrowings outstanding with respect to the Fund under the Credit Agreement were $252,300,000.
Note 7–Purchases and Sales of Securities (in 000’s)
During the six-month period ended November 30, 2025, purchases and sales of securities, other than short-term securities, were $464,984 and $491,495, respectively.
Note 8–Capital Share Transactions
During the six-month period ended November 30, 2025 and the year ended May 31, 2025, there were no capital share transactions.
Note 9–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.

20	NYLI CBRE Global Infrastructure Megatrends Term Fund

Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund for the six-month period ended November 30, 2025, events and transactions subsequent to November 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
On December 12, 2025, the Fund declared dividends to Common shareholders for the upcoming months as shown in the following schedule:
Month	Ex-Date	Record Date	Payable Date	Amount
December	12/22/2025	12/22/2025	12/31/2025	$0.125
January	1/26/2026	1/26/2026	1/30/2026	$0.125
February	2/23/2026	2/23/2026	2/27/2026	$0.125

Dividend Reinvestment Plan (Unaudited)
Introduction
This Dividend Reinvestment Plan (“Plan”) for NYLI CBRE Global Infrastructure Megatrends Term Fund (“Fund”), provides that for a holder of the Fund’s common shares of beneficial interest (each, a “Common Share” and, collectively “Common Shares”) in the Plan (each, a “Participant” and collectively, “Participants”), all dividends and distributions on such Shareholder’s Common Shares will be automatically reinvested by Computershare Trust Company, N.A. (“Plan Administrator”), as agent for Shareholders in administering the Plan, in additional Common Shares, unless the Participants elect to receive cash.  Participation in the Plan may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares for you. If you wish for all dividends declared on your Common Shares to be automatically reinvested pursuant to the Plan, please contact your broker.
Plan Details
1. The Plan Administrator will open an account for each holder of Common Shares under the Plan in the same name in which such holder of Common Shares is registered. Whenever the Fund declares a dividend or other distribution such as capital gain or return of capital, (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive Common Shares as per the terms stated in this Plan. The Common Shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the Exchange or elsewhere.
2. If, on the payment date for any Dividend, the closing market price plus estimated per share fees (which include any brokerage commissions the Plan Administrator is required to pay) is equal to or greater than the net asset value (“NAV”) per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus per share fees, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an "ex-dividend" basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date which typically will be approximately ten days.  If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per Common Share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.
3. The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
4. In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the Plan.
5. There will be no charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a per share fee incurred (currently $0.05) in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See “Tax Matters.”  Participants that request a sale of shares through the Plan Administrator are subject to $2.50 sales fee and a $0.15 per share sold fee. All per share fees include any applicable brokerage commissions the Plan Administrator is required is required to pay.

22	NYLI CBRE Global Infrastructure Megatrends Term Fund

6. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
7. Each Participant may terminate their account under the Plan by notifying the Plan Administrator by telephone, through the Internet or in writing. If the Plan Administrator receives the Participant’s notice of withdrawal near a dividend record date, the Plan Administrator, in its sole discretion, may either distribute such dividends in cash or reinvest them in Common Shares on behalf of the withdrawing Participant. If such dividends are reinvested, the Plan Administrator will process the termination as soon as practicable, but in no event later than five business days after the reinvestment is completed.  The Plan may be terminated by the Plan Administrator or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.
8. Participants may also request to sell a portion of their Common Shares by notifying the Plan Administrator by telephone, through the Internet or in writing.  The Plan Administrator will sell such Common Shares through a broker-dealer selected by the Plan Administrator within 5 business days of receipt of the request.  The sale price will equal the weighted average price of all Common Shares sold through the Plan on the day of the sale, less a $2.50 service fee and a per share fee of $0.15.  Participants should note that the Plan Administrator is unable to accept instructions to sell on a specific date or at a specific price.
9. All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., by telephone, (855) 456-9683, through the Internet at www.computerhsare.com/investor or in writing to P.O. Box 43078, Providence, RI 02940-3078.

Proxy Results
The Annual Meeting of Shareholders was held on October 1, 2025, to elect two Class II Trustees and three Class III Trustees of the Fund by shareholders of record as of July 7, 2025. Listed below are the results of this voting.
Election of Class ll and Class lll Trustees
Trustees	Votes For	Votes Against	Abstentions	Total Votes
Alan R. Latshaw (Class II)	7,426,452	0	448,932	7,875,384
Karen Hammond (Class II)	7,415,316	0	460,067	7,875,383
Naïm Abou-Jaoudé (Class III)	7,354,582	0	520,804	7,875,386
David H. Chow (Class III)	7,385,013	0	490,371	7,875,384
Richard S. Trutanic (Class III)	7,398,570	0	476,814	7,875,384
Paul Kazarian (Class III)	17,147,600	127,382	54,508	17,329,490
No nominee received the required number of votes to be re-elected or elected to the Board. The vote standard to elect Trustees is described in the Fund's most recent proxy statement. Alan R. Latshaw and Karen Hammond, incumbent Class II Trustees, and Naïm Abou-Jaoudé, David H. Chow and Richard S. Trutanic, incumbent Class III Trustees, will continue to serve as Class II or Class III Trustees, respectively, until their successors have been elected and qualified.
(Shareholder) Non-Binding Proposal for Board Declassification
Additionally at the Annual Meeting of Shareholders on October 1, 2025, shareholders approved a non-binding shareholder proposal that shareholders of the Fund request that the Fund's Board take steps to declassify the Board by the following votes:
Votes For	Votes Against	Abstentions	Total Votes
18,598,006	6,390,474	444,517	25,432,997

Proxy Voting Policies and Procedures and Proxy Voting Record
The Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. A description of the policies and procedures that are used to vote proxies relating to portfolio securities of the Fund is available free of charge upon request by calling 800-624-6782 or visiting the SEC’s website at www.sec.gov. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.

24	NYLI CBRE Global Infrastructure Megatrends Term Fund

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Manager
New York Life Investment Management LLC
New York, New York
Subadvisor
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Legal Counsel
Dechert LLP
Independent Registered Public Accounting Firm
KPMG LLP
Transfer, Dividend Disbursing and Shareholder Servicing Agent
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
(855) 456-9683
newyorklifeinvestments.com/megi
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company.
5013540REG004-26	MSMEGI10-01/26
(NYLIM) NL534

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

See Item 1.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8.   Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.   Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended “1940 Act”) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b)	Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

(c)	Notices to Fund’s shareholders in accordance with Rule 19-a-1 under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYLI CBRE GLOBAL INFRASTRUCTURE MEGATRENDS TERM FUND

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date: February 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date: February 2, 2026

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date: February 2, 2026